Other Payables and Accrued Expenses - Schedule of Other Payable and Accrued Expenses (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2020 USD ($)
Other Liabilities Disclosure [Abstract]
Payment for legal settlement	$ 220,000